UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Value Fund

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 17.6%
Banks - 12.9%
Australia & New Zealand Banking Group Ltd.	227,070	$4,581,453
Bank of Queensland Ltd.	2,206	17,466
Danske Bank A/S	154,650	4,539,388
ING Groep NV	626,975	7,846,813
Itau Unibanco Holding SA (Preference Shares)	189,000	2,098,244
KB Financial Group, Inc.	68,170	2,378,453
KBC Group NV (a)	73,180	4,338,868
Mitsubishi UFJ Financial Group, Inc.	1,547,300	8,523,341
OTP Bank PLC	95,029	2,480,877

		36,804,903

Capital Markets - 0.8%
Amundi SA (b)	47,886	2,319,656

Insurance - 3.9%
Dongbu Insurance Co., Ltd.	47,470	2,870,227
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	20,730	3,743,445
NN Group NV	155,351	4,638,327

		11,251,999

		50,376,558

Consumer Discretionary - 17.3%
Auto Components - 5.8%
Hankook Tire Co., Ltd.	49,480	2,474,654
Magna International, Inc. (New York)-Class A	109,630	4,418,089
Plastic Omnium SA	66,876	2,138,386
Sumitomo Electric Industries Ltd.	302,800	4,497,634
Valeo SA	58,870	3,057,530

		16,586,293

Automobiles - 5.6%
Honda Motor Co., Ltd.	218,900	6,743,461
Peugeot SA (a)	369,910	5,475,702
Tata Motors Ltd.-Class A	763,087	3,915,159

		16,134,322

Household Durables - 1.5%
Panasonic Corp.	415,600	4,274,083

Leisure Products - 1.1%
Bandai Namco Holdings, Inc.	110,700	3,025,939

Media - 3.3%
Altice NV-Class A (a)	270,400	4,516,873
Liberty Global PLC Series C (a)	156,978	4,839,632

		9,356,505

		49,377,142

Industrials - 13.3%
Aerospace & Defense - 1.4%
Airbus Group SE	69,667	4,081,046

Company	Shares	U.S. $ Value
Airlines - 4.8%
International Consolidated Airlines Group SA	775,890	$3,903,129
Japan Airlines Co., Ltd.	185,500	5,661,852
Qantas Airways Ltd.	1,731,454	4,212,697

		13,777,678

Industrial Conglomerates - 1.4%
Rheinmetall AG	53,920	3,890,825

Machinery - 3.8%
IHI Corp.	1,624,000	4,974,971
JTEKT Corp.	373,000	5,814,139

		10,789,110

Road & Rail - 1.9%
Central Japan Railway Co.	33,200	5,459,452

		37,998,111

Telecommunication Services - 10.6%
Diversified Telecommunication Services - 8.1%
BT Group PLC	1,825,040	9,261,988
Nippon Telegraph & Telephone Corp.	207,400	9,119,185
TDC A/S (a)	864,970	4,783,589

		23,164,762

Wireless Telecommunication Services - 2.5%
Vodafone Group PLC	2,364,316	7,134,681

		30,299,443

Energy - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
Canadian Natural Resources Ltd.	91,860	2,853,026
JX Holdings, Inc.	1,619,900	6,049,699
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	214,900	5,269,590
Royal Dutch Shell PLC-Class A	210,691	5,149,229
TOTAL SA	89,768	4,288,790
Tupras Turkiye Petrol Rafinerileri AS	129,560	2,536,626
YPF SA (Sponsored ADR)	146,470	2,488,525

		28,635,485

Consumer Staples - 9.8%
Food & Staples Retailing - 3.0%
Koninklijke Ahold Delhaize NV	358,007	8,594,586

Household Products - 1.8%
Henkel AG & Co. KGaA (Preference Shares)	38,450	5,039,560

Tobacco - 5.0%
British American Tobacco PLC	141,180	8,759,172
Imperial Brands PLC	104,050	5,457,762

		14,216,934

		27,851,080

Information Technology - 7.1%
Electronic Equipment, Instruments & Components - 0.7%
Largan Precision Co., Ltd.	19,000	2,124,604

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 3.9%
Novatek Microelectronics Corp.	200,000	$681,333
SCREEN Holdings Co., Ltd.	464,000	6,028,666
Sumco Corp.	508,900	4,458,549

		11,168,548

Software - 1.3%
Nintendo Co., Ltd.	16,100	3,554,212

Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co., Ltd.	2,320	3,365,086

		20,212,450

Health Care - 6.9%
Pharmaceuticals - 6.9%
GlaxoSmithKline PLC	130,220	2,803,016
Roche Holding AG	45,900	11,204,194
Sanofi	72,980	5,631,605

		19,638,815

Materials - 4.4%
Chemicals - 4.4%
Air Water, Inc.	41,000	759,211
Arkema SA	53,241	4,763,799
JSR Corp.	197,200	2,887,634
Koninklijke DSM NV	59,141	4,128,123

		12,538,767

Utilities - 2.2%
Electric Utilities - 2.0%
EDP - Energias de Portugal SA	890,603	2,992,082
Korea Electric Power Corp.	52,530	2,728,447

		5,720,529

Water Utilities - 0.2%
Pennon Group PLC	61,352	707,512

		6,428,041

Total Common Stocks (cost $274,285,670)		283,355,892

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (c)(d) (cost $843,347)	843,347	843,347

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $275,129,017)		284,199,239

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (c)(d) (cost $4,355)	4,355	$4,355

Total Investments - 99.5% (cost $275,133,372) (e)		284,203,594
Other assets less liabilities - 0.5%		1,367,813

Net Assets - 100.0%		$285,571,407

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	1,022	USD	1,363	9/20/16	$20,548
Barclays Bank PLC	TWD	136,161	USD	4,222	9/20/16	(70,883)
Barclays Bank PLC	USD	2,518	AUD	3,321	9/20/16	(22,922)
Barclays Bank PLC	USD	1,128	TWD	35,912	9/20/16	4,710
Barclays Bank PLC	USD	855	TWD	27,093	9/20/16	(472)
Barclays Bank PLC	JPY	319,789	USD	3,207	12/15/16	102,287
BNP Paribas SA	USD	2,504	EUR	2,211	9/20/16	(36,065)
BNP Paribas SA	USD	6,124	NZD	8,608	9/20/16	116,824
Citibank, NA	CAD	4,008	USD	3,147	9/20/16	90,477
Citibank, NA	EUR	4,570	USD	5,132	9/20/16	30,307
Citibank, NA	EUR	1,960	USD	2,181	9/20/16	(6,562)
Citibank, NA	GBP	2,536	USD	3,384	9/20/16	52,020
Citibank, NA	USD	7,301	CHF	7,200	9/20/16	27,212
Citibank, NA	USD	1,913	HUF	542,035	9/20/16	39,731
Citibank, NA	USD	3,043	AUD	4,057	12/15/16	(1,788)
Credit Suisse International	CHF	3,143	USD	3,216	9/20/16	16,671
Credit Suisse International	HUF	542,035	USD	1,924	9/20/16	(29,022)
Credit Suisse International	SEK	53,130	USD	6,407	9/20/16	195,831
JPMorgan Chase Bank	GBP	9,969	USD	13,636	9/20/16	539,937
JPMorgan Chase Bank	GBP	612	USD	800	9/20/16	(4,349)
JPMorgan Chase Bank	USD	14,954	GBP	10,915	9/20/16	(614,555)
Morgan Stanley & Co., Inc.	JPY	137,109	USD	1,294	9/20/16	(32,239)
Morgan Stanley & Co., Inc.	USD	2,219	CHF	2,133	9/20/16	(47,588)
Morgan Stanley & Co., Inc.	USD	14,256	SEK	115,826	9/20/16	(714,573)
Morgan Stanley & Co., Inc.	USD	3,001	GBP	2,283	12/15/16	3,883
Royal Bank of Scotland PLC	CAD	4,678	USD	3,668	9/20/16	100,037
Royal Bank of Scotland PLC	JPY	563,929	USD	5,312	9/20/16	(142,683)
Royal Bank of Scotland PLC	USD	1,732	AUD	2,339	9/20/16	25,074
Royal Bank of Scotland PLC	USD	5,501	CHF	5,282	9/20/16	(125,253)
Royal Bank of Scotland PLC	USD	2,982	EUR	2,692	9/20/16	23,308

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	2,546	GBP	1,731	9/20/16	$(272,306)
Standard Chartered Bank	KRW	14,563,814	USD	12,494	9/20/16	(555,652)
Standard Chartered Bank	TWD	23,748	USD	728	9/20/16	(20,269)
State Street Bank & Trust Co.	EUR	2,222	USD	2,512	9/20/16	32,076
State Street Bank & Trust Co.	USD	1,099	AUD	1,482	9/20/16	14,698
State Street Bank & Trust Co.	USD	3,164	CHF	3,038	9/20/16	(71,652)
State Street Bank & Trust Co.	USD	1,727	NOK	14,127	9/20/16	(31,966)
State Street Bank & Trust Co.	USD	997	TWD	31,570	9/20/16	(1,808)
State Street Bank & Trust Co.	JPY	258,116	USD	2,585	12/15/16	79,311
UBS AG	EUR	1,172	USD	1,311	9/20/16	3,012
UBS AG	JPY	344,392	USD	3,260	9/20/16	(71,318)
UBS AG	USD	2,140	GBP	1,493	9/20/16	(178,641)

						$(1,534,612)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the market value of this security amounted to $2,319,656 or 0.8% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,103,282 and gross unrealized depreciation of investments was $(16,033,060), resulting in net unrealized appreciation of $9,070,222.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN*

August 31, 2016 (unaudited)

28.8%	Japan
15.1%	United Kingdom
14.1%	Netherlands
11.2%	France
4.9%	South Korea
4.5%	Germany
3.9%	Switzerland
3.3%	Denmark
3.1%	Australia
2.5%	Canada
1.5%	Belgium
1.4%	India
1.0%	Portugal
1.0%	Taiwan
3.4%	Other
0.3%	Short-Term

100.0%

*	All data are as of August 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Argentina, Brazil, Hungary and Turkey.

AB International Value Fund

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$9,945,057		$40,431,501		$	– 0	–	$50,376,558
Consumer Discretionary	9,257,721		40,119,421			– 0	–	49,377,142
Industrials	– 0	–	37,998,111			– 0	–	37,998,111
Telecommunication Services	– 0	–	30,299,443			– 0	–	30,299,443
Energy	5,341,551		23,293,934			– 0	–	28,635,485
Consumer Staples	– 0	–	27,851,080			– 0	–	27,851,080
Information Technology	– 0	–	20,212,450			– 0	–	20,212,450
Health Care	– 0	–	19,638,815			– 0	–	19,638,815
Materials	– 0	–	12,538,767			– 0	–	12,538,767
Utilities	– 0	–	6,428,041			– 0	–	6,428,041
Short-Term Investments	843,347		– 0	–		– 0	–	843,347
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,355		– 0	–		– 0	–	4,355

Total Investments in Securities	25,392,031		258,811,563	(a)		– 0	–	284,203,594
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,517,954			– 0	–	1,517,954
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,052,566)			– 0	–	(3,052,566)

Total(c)	$25,392,031		$257,276,951		$	– 0	–	$282,668,982

(a)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended August 31, 2016 is as follows:

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$0	$52,973	$52,130	$843	$3

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$0	$48,765	$48,761	$4	$2,910

AB Government Exchange Reserves

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$6,188	$116,074	$122,262	$0	$11,818

AB Discovery Value Fund

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Consumer Discretionary - 19.0%
Auto Components - 3.3%
Dana, Inc.	1,897,150	$27,356,903
Lear Corp.	213,030	24,773,259
Tenneco, Inc.(a)	492,660	27,505,208

		79,635,370

Diversified Consumer Services - 1.1%
Sotheby’s(b)	676,250	26,813,313

Hotels, Restaurants & Leisure - 2.5%
Bloomin’ Brands, Inc.	1,785,810	34,894,727
Brinker International, Inc.	448,156	24,070,459

		58,965,186

Household Durables - 2.5%
CalAtlantic Group, Inc.	388,854	14,189,283
Helen of Troy Ltd.(a)	49,760	4,495,318
Meritage Homes Corp.(a)	361,008	12,960,187
PulteGroup, Inc.	1,281,040	27,375,825

		59,020,613

Internet & Direct Marketing Retail - 1.0%
Shutterfly, Inc.(a)	488,280	24,521,422

Media - 2.2%
Regal Entertainment Group - Class A(b)	1,426,330	30,494,935
Scholastic Corp.	556,830	22,417,976

		52,912,911

Multiline Retail - 0.8%
Big Lots, Inc.(b)	388,682	19,169,796

Specialty Retail - 4.7%
Burlington Stores, Inc.(a)	236,048	19,171,818
Caleres, Inc.	881,690	22,871,039
Children’s Place, Inc. (The)	281,737	22,933,392
Michaels Cos., Inc. (The)(a)	1,104,940	26,474,362
Office Depot, Inc.	5,411,850	19,915,608

		111,366,219

Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc.(a)(b)	2,529,680	21,856,435

		454,261,265

Information Technology - 18.1%
Communications Equipment - 2.2%
Finisar Corp.(a)	1,423,260	30,144,647
Infinera Corp.(a)	1,416,260	12,151,511
NETGEAR, Inc.(a)	178,133	10,153,581

		52,449,739

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 5.7%
Anixter International, Inc.(a)	516,600	$33,031,404
CDW Corp./DE	762,210	34,032,677
Keysight Technologies, Inc.(a)	818,840	24,917,301
TTM Technologies, Inc.(a)	1,450,822	15,567,320
Vishay Intertechnology, Inc.	1,974,600	27,960,336

		135,509,038

IT Services - 3.5%
Amdocs Ltd.	522,820	31,431,939
Booz Allen Hamilton Holding Corp.	1,101,170	33,431,521
Genpact Ltd.(a)	751,720	17,785,695

		82,649,155

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.(a)	1,980,430	14,655,182
Cypress Semiconductor Corp.(b)	2,928,740	34,939,868
Lam Research Corp.(b)	166,000	15,491,120
Qorvo, Inc.(a)	544,880	31,292,458

		96,378,628

Software - 1.2%
Verint Systems, Inc.(a)	880,600	30,046,072

Technology Hardware, Storage & Peripherals - 1.5%
NCR Corp.(a)	1,035,460	35,050,321

		432,082,953

Financials - 18.0%
Banks - 8.9%
Associated Banc-Corp.	1,303,175	25,854,992
Comerica, Inc.	685,340	32,409,729
Fulton Financial Corp.	1,566,140	22,646,384
Huntington Bancshares, Inc./OH	3,319,370	33,226,894
Synovus Financial Corp.	621,550	20,560,874
Texas Capital Bancshares, Inc.(a)	345,840	18,163,517
Webster Financial Corp.	712,407	27,520,282
Zions Bancorporation	1,085,529	33,206,332

		213,589,004

Consumer Finance - 1.0%
OneMain Holdings, Inc.(a)	726,940	22,542,409

Insurance - 6.9%
American Financial Group, Inc./OH	446,140	33,527,421
First American Financial Corp.	782,480	33,717,063
Hanover Insurance Group, Inc. (The)	315,250	24,652,550
Reinsurance Group of America, Inc.-Class A	314,090	33,708,139
Selective Insurance Group, Inc.	353,170	14,091,483
Validus Holdings Ltd.	515,840	26,199,514

		165,896,170

Thrifts & Mortgage Finance - 1.2%
Essent Group Ltd.(a)	1,082,147	28,763,467

		430,791,050

Company	Shares	U.S. $ Value
Industrials - 17.0%
Aerospace & Defense - 2.4%
B/E Aerospace, Inc.	615,970	$31,137,284
Esterline Technologies Corp.(a)	329,100	25,324,245

		56,461,529

Airlines - 1.1%
SkyWest, Inc.	902,120	25,466,848

Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	759,300	29,179,899

Construction & Engineering - 4.8%
AECOM(a)	945,452	29,148,285
EMCOR Group, Inc.	491,640	28,151,307
Granite Construction, Inc.	226,917	10,892,016
Quanta Services, Inc.(a)	1,182,300	30,420,579
Tutor Perini Corp.(a)	730,926	16,950,174

		115,562,361

Electrical Equipment - 1.9%
EnerSys	385,690	27,144,862
Regal Beloit Corp.	299,270	18,354,229

		45,499,091

Machinery - 2.5%
ITT, Inc.	530,017	19,176,015
Oshkosh Corp.	705,950	38,071,883
SPX FLOW, Inc.(a)	38,107	1,120,727

		58,368,625

Road & Rail - 1.7%
Ryder System, Inc.	273,370	17,911,202
Werner Enterprises, Inc.	989,670	22,841,584

		40,752,786

Trading Companies & Distributors - 1.4%
MRC Global, Inc.(a)	2,324,230	34,096,454

		405,387,593

Energy - 9.4%
Energy Equipment & Services - 3.7%
Helmerich & Payne, Inc.(b)	557,190	33,687,708
Oil States International, Inc.(a)	786,215	24,388,389
RPC, Inc.(a) (b)	1,870,540	28,675,378

		86,751,475

Oil, Gas & Consumable Fuels - 5.7%
Gulfport Energy Corp.(a)	975,630	27,903,018
QEP Resources, Inc.	1,978,700	37,793,170
SM Energy Co.(b)	761,910	28,861,151
Southwestern Energy Co.(a)	1,162,170	16,165,784

Company	Shares	U.S. $ Value
Synergy Resources Corp.(a)	3,979,280	$26,064,284

		136,787,407

		223,538,882

Health Care - 5.0%
Health Care Providers & Services - 3.5%
LifePoint Health, Inc.(a)	529,047	29,944,060
Molina Healthcare, Inc.(a)	570,270	30,686,229
WellCare Health Plans, Inc.(a)	209,270	23,584,729

		84,215,018

Life Sciences Tools & Services - 1.5%
ICON PLC(a)	449,320	34,503,283

		118,718,301

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
DDR Corp.	726,320	13,734,711
Education Realty Trust, Inc.	580,800	26,316,048
Gramercy Property Trust	3,867,125	37,433,770
Kite Realty Group Trust	725,100	20,940,888

		98,425,417

Utilities - 3.5%
Electric Utilities - 2.3%
PNM Resources, Inc.	938,813	29,844,865
Portland General Electric Co.	589,580	24,827,214

		54,672,079

Gas Utilities - 1.2%
Southwest Gas Corp.	422,860	29,524,085

		84,196,164

Materials - 3.2%
Chemicals - 1.7%
Huntsman Corp.	1,513,230	26,163,747
Ingevity Corp.(a)	342,120	15,183,285

		41,347,032

Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	2,518,820	36,119,879

		77,466,911

Consumer Staples - 1.0%
Food Products - 1.0%
Ingredion, Inc.	174,827	23,944,306

Total Common Stocks (cost $1,993,619,296)		2,348,812,842

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio - Class AB, 0.24%(c)(d) (cost $52,204,366)	52,204,366	$52,204,366

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $2,045,823,662)		2,401,017,208

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%
Investment Companies - 5.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio - Class AB, 0.24%(c)(d) (cost $137,230,092)	137,230,092	137,230,092

Total Investments - 106.2% (cost $2,183,053,754)(e)		2,538,247,300
Other assets less liabilities - (6.2)%		(148,601,959)

Net Assets - 100.0%		$2,389,645,341

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $407,604,641 and gross unrealized depreciation of investments was $(52,411,095), resulting in net unrealized appreciation of $355,193,546.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Discovery Value Fund

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,348,812,842		$	– 0	–	$	– 0	–	$2,348,812,842
Short-Term Investments	52,204,366			– 0	–		– 0	–	52,204,366
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	137,230,092			– 0	–		– 0	–	137,230,092

Total Investments in Securities	2,538,247,300			– 0	–		– 0	–	2,538,247,300
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$2,538,247,300		$	– 0	–	$	– 0	–	$2,538,247,300

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended August 31, 2016 is as follows:

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$ 62,198	$ 473,080	$ 483,074	$ 52,204	$ 145

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$ – 0 –	$ 346,628	$ 209,398	$ 137,230	$ 77,210

AB Government Exchange Reserves

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$ 134,478	$ 518,331	$ 652,809	$ – 0 –	$ 233,705

AB Value Fund

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 24.2%
Banks - 9.0%
Bank of America Corp.	1,101,297	$17,774,934
Wells Fargo & Co.	339,433	17,243,196

		35,018,130

Consumer Finance - 5.7%
Capital One Financial Corp.	91,582	6,557,271
OneMain Holdings, Inc. (a)	140,081	4,343,912
Synchrony Financial	406,607	11,315,873

		22,217,056

Insurance - 9.5%
Allstate Corp. (The)	152,261	10,499,919
American International Group, Inc.	229,539	13,733,318
First American Financial Corp.	92,002	3,964,366
FNF Group	231,078	8,709,330

		36,906,933

		94,142,119

Information Technology - 14.8%
IT Services - 2.5%
Booz Allen Hamilton Holding Corp.	128,568	3,903,324
Xerox Corp.	599,421	5,904,297

		9,807,621

Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	145,434	4,339,750
Intel Corp.	367,813	13,200,809

		17,540,559

Software - 3.4%
Oracle Corp.	324,866	13,390,977

Technology Hardware, Storage & Peripherals - 4.4%
Hewlett Packard Enterprise Co.	405,156	8,702,751
HP, Inc.	434,296	6,240,833
NCR Corp. (a)	58,326	1,974,335

		16,917,919

		57,657,076

Energy - 14.4%
Energy Equipment & Services - 4.8%
Helmerich & Payne, Inc. (b)	121,977	7,374,729
Schlumberger Ltd.	142,652	11,269,508

		18,644,237

Oil, Gas & Consumable Fuels - 9.6%
Devon Energy Corp.	170,661	7,394,741
EOG Resources, Inc.	150,877	13,351,106
Exxon Mobil Corp.	33,034	2,878,583
Hess Corp.	210,632	11,437,317

Company	Shares	U.S. $ Value
Southwestern Energy Co. (a)	155,890	$2,168,430

		37,230,177

		55,874,414

Health Care - 9.4%
Biotechnology - 1.1%
Gilead Sciences, Inc.	57,055	4,471,971

Health Care Providers & Services - 5.2%
Aetna, Inc.	50,419	5,905,073
Cigna Corp.	68,381	8,770,547
McKesson Corp.	29,735	5,489,676

		20,165,296

Pharmaceuticals - 3.1%
Pfizer, Inc.	342,442	11,916,982

		36,554,249

Industrials - 9.2%
Aerospace & Defense - 4.2%
B/E Aerospace, Inc.	98,187	4,963,353
L-3 Communications Holdings, Inc.	77,085	11,471,790

		16,435,143

Airlines - 2.0%
Delta Air Lines, Inc.	206,871	7,602,509

Electrical Equipment - 2.2%
Eaton Corp. PLC	129,456	8,614,002

Machinery - 0.8%
ITT, Inc.	87,949	3,181,995

		35,833,649

Consumer Discretionary - 9.1%
Auto Components - 3.5%
Lear Corp.	48,963	5,693,907
Magna International, Inc. (New York)-Class A	194,560	7,840,768

		13,534,675

Media - 1.2%
Comcast Corp.-Class A	71,316	4,654,082

Multiline Retail - 3.1%
Dollar General Corp.	115,420	8,472,982
Target Corp.	49,165	3,450,892

		11,923,874

Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	38,010	3,087,172
Office Depot, Inc.	552,785	2,034,249

		5,121,421

		35,234,052

Company	Shares	U.S. $ Value
Utilities - 5.9%
Electric Utilities - 4.8%
American Electric Power Co., Inc.	87,614	$5,657,236
Edison International	114,520	8,327,894
Exelon Corp.	50,200	1,706,800
Portland General Electric Co.	67,279	2,833,119

		18,525,049

Multi-Utilities - 1.1%
NiSource, Inc.	184,323	4,412,693

		22,937,742

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	278,077	11,367,788

Wireless Telecommunication Services - 2.7%
T-Mobile US, Inc. (a)	221,534	10,265,885

		21,633,673

Consumer Staples - 4.5%
Food & Staples Retailing - 2.0%
Kroger Co. (The)	241,112	7,713,173

Tobacco - 2.5%
Altria Group, Inc.	150,390	9,939,275

		17,652,448

Materials - 1.4%
Chemicals - 1.4%
CF Industries Holdings, Inc.	214,302	5,571,852

Total Common Stocks (cost $354,543,723)		383,091,274

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (c)(d) (cost $4,707,443)	4,707,443	4,707,443

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $359,251,166)		387,798,717

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (c)(d) (cost $7,654,057)	7,654,057	7,654,057

Company	Shares	U.S. $ Value
Total Investments - 101.7% (cost $366,905,223) (e)		$395,452,774
Other assets less liabilities - (1.7)%		(6,609,196)

Net Assets – 100.0%		$388,843,578

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,599,254 and gross unrealized depreciation of investments was $(11,051,703), resulting in net unrealized appreciation of $28,547,551.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Value Fund

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$383,091,274		$	– 0	–	$	– 0	–	$383,091,274
Short-Term Investments	4,707,443			– 0	–		– 0	–	4,707,443
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,654,057			– 0	–		– 0	–	7,654,057

Total Investments in Securities	395,452,774			– 0	–		– 0	–	395,452,774
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$395,452,774		$	– 0	–	$	– 0	–	$395,452,774

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended August 31, 2016 is as follows:

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$2,199	$139,893	$137,385	$4,707	$7

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$0	$24,482	$16,828	$7,654	$3,102

AB Government Exchange Reserves

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$7,801	$53,805	$61,606	$0	$9,122

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 25, 2016